Summary of Significant Accounting Policies - Property, Plant And Equipment (Details)	11 Months Ended
Dec. 31, 2020
Computer equipment
Property, Plant and Equipment [Line Items]
Estimated useful lives (in years)	3 years
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Estimated useful lives (in years)	7 years
Leasehold improvements
Property, Plant and Equipment [Line Items]
Estimated useful lives (in years)	5 years
Minimum | Laboratory equipment
Property, Plant and Equipment [Line Items]
Estimated useful lives (in years)	5 years
Minimum | Software
Property, Plant and Equipment [Line Items]
Estimated useful lives (in years)	3 years
Maximum | Laboratory equipment
Property, Plant and Equipment [Line Items]
Estimated useful lives (in years)	10 years
Maximum | Software
Property, Plant and Equipment [Line Items]
Estimated useful lives (in years)	5 years